Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Income (loss) before income taxes:
Israel	49,276	130,278	79,454
Non-Israeli	3,059	960	8,176

	52,335	131,238	87,630

Income tax expense:
Current:
Israel	13,603	11,325	8,054
Non-Israeli	2,198	3,781	2,198
	15,801	15,106	10,252
Deferred tax (benefit) expense:
Israel	(11,903)	262	109
Non-Israeli	(2,285)	(2,645)	(1,363)
	(14,188)	(2,383)	(1,254)

	1,613	12,723	8,998

Schedule of reconciliation of the theoretical income tax expense
	Year Ended December 31,
	2025
	Percent	U.S. Dollars (in thousands)

Israeli statutory tax rate	23.0%	12,037
Israeli tax effects:

Domestic

Non-taxable and non-deductible:
Share-based compensation	1.2%	613
Other	0.1%	45
Cross-border tax laws	(0.6)%	(316)
Change in valuation allowance	20.9%	10,960
Tax rate differential	(44.5)%	(23,282)
Worldwide changes in unrecognized tax benefits	4.7%	2,482
Other items	(0.3)%	(137)

Foreign Tax Effects

Other	(1.5)%	(789)

Effective income tax rate	3.1%	1,613

	Year Ended December 31,
	2024	2023
	U.S. Dollars (in thousands)
Income before income taxes	131,238	87,630

Statutory tax rate	23%	23%

Theoretical income tax expense	30,185	20,154

Increase (decrease) in income tax expense resulting from:

Non-deductible expenses (*)	912	651

Income tax rate differential	(18,816)	(12,417)

Other	442	610

Actual income tax expense	12,723	8,998

(*)          Including non-deductible share-based compensation and FRT transaction expenses.

Schedule of tax effects of temporary differences and carryforwards deferred tax assets and liabilities
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Deferred tax assets:
Deferred revenue	902	2,076
Accrued expenses	683	601
Operating lease obligations	1,984	2,020
Carry forward losses	24,479	-
Other temporary differences	2,857	1,662

Total deferred tax assets	30,905	6,359
Valuation allowance	(10,960)	-
Deferred tax asset, net of valuation allowance	19,945	6,359

Deferred tax liabilities:
Property, plant and equipment	(1,408)	(1,158)
Inventories	(271)	(407)
Intangible assets	(2,708)	(3,772)
Right of use assets	(1,984)	(2,020)
Undistributed earnings	(1,834)	(1,518)
Other temporary differences	(68)	-
Total deferred tax liabilities	(8,273)	(8,875)

Net deferred tax assets (liabilities)	11,672	(2,516)

Schedule of deferred tax assets and liabilities
	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Deferred tax asset, net	12,933	3,090
Deferred tax liabilities, net	(1,261)	(5,606)

Net deferred tax assets (liabilities)	11,672	(2,516)

Schedule of income tax paid in cash
Year Ended December 31,
2025
U.S. Dollars (in thousands)
Income taxes paid in cash by territory:
Israel	10,736
China	1,933
Hong Kong	859
Germany	633
USA	219
Taiwan	92
Singapore	23

14,495